PROPERTY, PLANT AND EQUIPMENT - Schedule of Renewable Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 147,617	$ 124,268
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	137,595	112,314
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	37,939	34,930
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(27,917)	(22,976)
Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	66,351	55,243
Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	46,284	34,483	$ 30,588
Additions, net of disposals and assets reclassified as held for sale	3,276	1,675
Acquisitions through business combinations, property, plant and equipment	7,200	3,086
Foreign currency translation	1,325	(866)
Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	31,989	30,726	28,138
Foreign currency translation	1,615	(1,180)
Fair value changes	(384)	3,903
Disposals, property, plant and equipment	32	(135)
Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(11,922)	(9,966)	(8,409)
Foreign currency translation	(92)	(60)
Disposals, property, plant and equipment	11	97
Depreciation expenses	(1,875)	(1,594)
Hydroelectric [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	33,977	32,558
Hydroelectric [Member] | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	13,656	12,480	13,871
Additions, net of disposals and assets reclassified as held for sale	148	(542)
Acquisitions through business combinations, property, plant and equipment	0	0
Foreign currency translation	1,028	(849)
Hydroelectric [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	26,653	25,642	23,973
Foreign currency translation	1,558	(1,012)
Fair value changes	(596)	2,681
Disposals, property, plant and equipment	49	0
Hydroelectric [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(6,332)	(5,564)	(5,151)
Foreign currency translation	(106)	125
Disposals, property, plant and equipment	5	86
Depreciation expenses	(667)	(624)
Wind Energy, Solar and Other | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	16,841	12,296
Wind Energy, Solar and Other | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	16,787	11,904	9,033
Additions, net of disposals and assets reclassified as held for sale	1,147	950
Acquisitions through business combinations, property, plant and equipment	3,712	1,765
Foreign currency translation	24	156
Wind Energy, Solar and Other | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,614	3,253	2,461
Foreign currency translation	59	(133)
Fair value changes	296	1,060
Disposals, property, plant and equipment	6	(135)
Wind Energy, Solar and Other | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(3,560)	(2,861)	(2,086)
Foreign currency translation	6	(222)
Disposals, property, plant and equipment	4	4
Depreciation expenses	(709)	(557)
Solar and Other [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	15,533	10,389
Solar and Other [Member] | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	15,841	10,099	7,684
Additions, net of disposals and assets reclassified as held for sale	1,981	1,267
Acquisitions through business combinations, property, plant and equipment	3,488	1,321
Foreign currency translation	273	(173)
Solar and Other [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,722	1,831	1,704
Foreign currency translation	(2)	(35)
Fair value changes	(84)	162
Disposals, property, plant and equipment	(23)	0
Solar and Other [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(2,030)	(1,541)	$ (1,172)
Foreign currency translation	8	37
Disposals, property, plant and equipment	2	7
Depreciation expenses	$ (499)	$ (413)